Accounts receivable - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Jan. 01, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 5,010,154	$ 6,042,574	$ 192,623
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable, net	$ 5,011,644	$ 6,044,387		$ 5,326,381
Bottom of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	30 days
Top of range [member]
Disclosure of financial assets [Line Items]
Credit term granted to customers	90 days